Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 142,798	$ 1,175,051	$ 821,188
Prepaid expenses, current	65,475	124,844	210,845
Other assets			41,250
Total current assets	208,800	1,300,422	1,073,283
Long-term prepaid expense			119,010
Investments held in Trust Account	312,319,510	306,880,908	294,617,243
Total Assets	312,528,310	308,181,330	295,809,536
Current liabilities
Accrued offering costs			250,000
Accrued expenses	4,658,471	4,796,309	98,948
Total current liabilities	8,258,471	7,296,309	727,705
Deferred underwriting fee payable	13,400,000	13,400,000	13,400,000
Total Liabilities	21,658,471	20,696,309	14,127,705
Commitments and Contingencies (Note 6)
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of June 30, 2026 and December 31, 2025
Additional paid-in capital
Accumulated deficit	(21,450,390)	(19,396,606)	(12,936,131)
Total Shareholders’ Deficit	(21,449,671)	(19,395,887)	(12,935,412)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	312,528,310	308,181,330	295,809,536
Class A Ordinary Shares
Current liabilities
Class A ordinary shares subject to possible redemption, 28,750,000 shares at redemption value of approximately $10.86 and $10.67 per share as of June 30, 2026 and December 31, 2025, respectively	312,319,510	306,880,908	294,617,243
Shareholders’ Deficit
Ordinary shares, value
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	719	719	719
Related Party
Current assets
Due from related party	527	527
Current liabilities
Convertible promissory note – related party	2,500,000	2,500,000
Promissory note – related party	$ 1,100,000
Advances from related party			$ 378,757